Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Equity attributable to owners of the parent	Stated capital	Accumulated other comprehensive income [1]	Other reserves [2]	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2019		$ 2,908.7	$ 2,777.0	$ 3,622.5	$ (2,276.5)	$ 241.0	$ 1,190.0	$ 131.7
Profit for the year		745.4	723.0				723.0	22.4
Other comprehensive income		58.4	58.4		58.4
Total comprehensive income for the year		803.8	781.4		58.4		723.0	22.4
Dividends declared	[3]	(147.8)	(137.7)				(137.7)	(10.1)
Share issue	[4]	249.0	249.0	249.0
Transaction with non-controlling interest holders	[5]	0.0	(19.7)				(19.7)	19.7
Share-based payments		14.5	14.5			14.5
Ending balance at Dec. 31, 2020		3,828.2	3,664.5	3,871.5	(2,218.1)	255.5	1,755.6	163.7
Profit for the year		829.5	789.3				789.3	40.2
Other comprehensive income		(166.4)	(166.4)		(166.4)
Total comprehensive income for the year		663.1	622.9		(166.4)		789.3	40.2
Dividends declared	[3]	(373.9)	(322.3)				(322.3)	(51.6)
Share-based payments		12.7	12.7			12.7
Ending balance at Dec. 31, 2021		4,130.1	3,977.8	3,871.5	(2,384.5)	268.2	2,222.6	152.3
Profit for the year		721.7	711.0				711.0	10.7
Other comprehensive income		(185.3)	(183.7)		(183.7)			(1.6)
Total comprehensive income for the year		536.4	527.3		(183.7)		711.0	9.1
Dividends declared	[3]	(333.9)	(304.4)				(304.4)	(29.5)
Share-based payments		6.9	6.9			6.9
Ending balance at Dec. 31, 2022		$ 4,339.5	$ 4,207.6	$ 3,871.5	$ (2,568.2)	$ 275.1	$ 2,629.2	$ 131.9

[1]	Accumulated other comprehensive income mainly comprises foreign currency translation.
[2]	Other reserves include share-based payments and share of equity-accounted investee’s other comprehensive income. The aggregate of accumulated other comprehensive income and other reserves in the consolidated statement of changes in equity is disclosed in the Consolidated statement of financial position as other reserves.
[3]	Refer to note 12 for dividends paid to owners of the parent.
[4]	On 12 February 2020 Gold Fields successfully completed the placing of 41,431,635 new ordinary, no par value shares with existing and new institutional investors at a price of R90.2 per share. The placing issued represented, in aggregate, approximately 5% of the Company’s issued ordinary share capital prior to the placing. Gross proceeds of R3.7 billion (US$249.0 million) were raised through the placing.
[5]	On 6 December 2020, per the South Deep BEE transaction an economic interest of 3.57% in Newshelf 899 (Proprietary) Limited vested to the BEE non-controlling interest holders. Refer to note 42 for further details.